Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Future Minimum Rentals Payable under Non-Cancellable Operating Leases

Future minimum rentals payable under non-cancellable operating leases as of December 31, 2017 are, as follows:

December 31, 2017
Within one year	5,132
After one year but not more than five years	8,757
More than five years	56,433

Total rentals payable	70,322

Summary of Future Minimum Lease Payments under Finance Leases Together with Present Value of Net Minimum Lease Payments

Future minimum lease payments under finance leases together with the present value of the net minimum lease payments were as follows:

	Minimum payments		Present value of payments
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Payable in 1 year	8,700	12,312	7,476	10,175
Payable in 2 years	633	280	457	225
Payable in 3 years	584	106	458	74
Payable in 4 years	557	83	481	64
Payable in 5 years and thereafter	526	61	482	58

Total minimum lease payment	11,000	12,842	9,354	10,596
Less amounts representing finance charges	(1,646)	(2,246)	0	—

Present value of finance lease liabilities	9,354	10,596	9,354	10,596

Current portion of finance lease liabilities			7,476	10,175
Non-current portion of finance lease liabilities			1,878	421